Investments - Unrealized Loss Position (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 1,403.1	[1]	$ 1,317.3	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	14.7	[1]	57.7	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	162.7	[1]	306.3	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	23.7	[1]	44.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,565.8	[1]	1,623.6	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	38.4	[1]	101.8	[1]
Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	225.2		446.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	19.4		48.2
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,386.7		1,311.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	12.6		55.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	149.7		285.5
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	22.7		38.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,536.4	[1]	1,596.6	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	35.3	[1]	94.0	[1]
Debt Securities [Member] | Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	196.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	16.5
US Government Agencies Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	138.3		14.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1.4		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	15.1		15.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.4		0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	153.4	[1]	29.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.8	[1]	0.4	[1]
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	264.6		23.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3.0		0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	28.5		68.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1.3		2.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	293.1	[1]	92.4	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	4.3	[1]	3.3	[1]
Domestic Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	598.4		625.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	6.1		25.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10.8		62.4
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1.2		2.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	609.2	[1]	687.9	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	7.3	[1]	28.1	[1]
Foreign Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	270.4		498.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1.4		25.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	35.6		55.3
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	7.4		12.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	306.0	[1]	554.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	8.8	[1]	38.0	[1]
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	51.7		0.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.3		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2.1		2.9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.1		0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	53.8	[1]	3.8	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.4	[1]	0.1	[1]
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6.3		102.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.1		2.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	46.1		42.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1.7		3.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	52.4	[1]	145.5	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.8	[1]	5.8	[1]
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	44.8		27.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.1		0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1.5		3.9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3.5		3.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	46.3	[1]	31.7	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.6	[1]	3.8	[1]
Redeemable Preferred Stock [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	12.2		17.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.2		0.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10.0		34.5
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	7.1		13.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	22.2	[1]	52.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	7.3	[1]	14.5	[1]
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	16.4		6.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2.1		2.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	13.0		20.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1.0		5.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	29.4	[1]	27.0	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 3.1	[1]	$ 7.8	[1]

[1]	At December 31, 2012 and 2011, debt and equity securities in an unrealized capital loss position of $19.4 million and $48.2 million, respectively, and with related fair value of $225.2 million and $446.1 million, respectively, related to experience-rated and discontinued products.